Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through September 9, 2026, the date these financial statements were issued, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the matters described below.
On July 7, 2026, an investor cashless exercised 199,115 warrants in the aggregate for 104,299 common shares.
On July 24, 2026, an investor exercised 50,000 warrants in the aggregate for 50,000 common shares. In connection with the exercise, the Company received $40,000.